GOING CONCERN (Details Textual) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Jul. 31, 2014	Jul. 31, 2015	Aug. 20, 2013
Working Capital Deficit	$ 57,010			$ 32,259
Stockholders' Equity Attributable to Parent	(56,429)		$ 96,223	(31,633)	$ 0
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	(14,045)	$ (31,835)	(22,957)	(98,706)
Net Income (Loss) Attributable to Parent	(39,996)	$ (31,365)	(45,227)	(141,456)
Retained Earnings (Accumulated Deficit)	$ (226,679)		$ (45,227)	$ (186,683)